UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Opportunities Funds

Semiannual Report

May 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2016

Eaton Vance

Focused Opportunities Funds

Table of Contents

Performance and Fund Profile

Focused Global Opportunities Fund	2
Focused International Opportunities Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Board of Trustees’ Contract Approval	21

Officers and Trustees	27

Important Notices	28

Eaton Vance

Focused Global Opportunities Fund

May 31, 2016

Performance1,2

Portfolio Manager Christopher M. Dyer, CFA, of Eaton Vance Management (International) Limited

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class I at NAV	12/17/2015	12/17/2015	—	—	—	–1.10%
MSCI World Index	—	—	0.01%	–3.96%	6.52%	2.31%

% Total Annual Operating Expense Ratios[3]						Class I
Gross						1.10%
Net						0.95

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Alphabet, Inc., Class A	4.8%
Lowe’s Cos., Inc.	4.7
Facebook, Inc., Class A	4.5
Wells Fargo & Co.	4.2
Visa, Inc., Class A	4.2
Shire PLC	3.9
Anheuser-Busch InbevSA/NV	3.6
Synchrony Financial	3.6
United Technologies Corp.	3.6
Diageo PLC	3.5
Total	40.6%

Geographic Allocation (% of net assets)4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused International Opportunities Fund

May 31, 2016

Performance1,2

Portfolio Managers Christopher M. Dyer, CFA and Samantha Pandolfi, CFA, each of Eaton Vance Management (International) Limited

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class I at NAV	12/16/2015	12/16/2015	—	—	—	–4.00%
MSCI EAFE Index	—	—	–2.44%	–9.68%	2.12%	0.28%

% Total Annual Operating Expense Ratios[3]						Class I
Gross						1.12%
Net						1.00

Fund Profile

Sector Allocation (% of net assets)4,5

Top 10 Holdings (% of net assets)4

Royal Dutch Shell PLC, Class B	4.5%
Shire PLC	4.3
Diageo PLC	4.1
Mitsubishi UFJ Financial Group, Inc.	4.1
Industria de Diseno Textil SA	4.1
ASML Holding NV	4.0
LVMH Moet Hennessy Louis Vuitton SE	4.0
Reckitt Benckiser Group PLC	3.9
St. James’s Place PLC	3.8
Anheuser-Busch Inbev SA/NV	3.8
Total	40.6%

Geographic Allocation (% of net assets)4,5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Opportunities Funds

May 31, 2016

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Cumulative Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

[5]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

Fund profile subject to change due to active management.

4

Eaton Vance

Focused Opportunities Funds

May 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 17, 2015 – May 31, 2016 for the Eaton Vance Focused Global Opportunities Fund and December 16, 2015 – May 31, 2016 for the Eaton Vance Focused International Opportunities Fund). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2015 – May 31, 2016).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Focused Global Opportunities Fund

	Beginning Account Value (12/17/15)	Ending Account Value (5/31/16)	Expenses Paid During Period (12/17/15 – 5/31/16)		Annualized Expense Ratio

Actual*
Class I	$1,000.00	$989.00	$4.31	***	0.95%

*     The Fund had not commenced operations on December 1, 2015. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 167/366 (to reflect the period from commencement of operations on December 17, 2015 to May 31, 2016). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on December 17, 2015.

	Beginning Account Value (12/1/15)	Ending Account Value (5/31/16)	Expenses Paid During Period (12/1/15 – 5/31/16)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class I	$1,000.00	$1,020.30	$4.80	***	0.95%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on December 17, 2015.

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance

Focused Opportunities Funds

May 31, 2016

Fund Expenses — continued

Eaton Vance Focused International Opportunities Fund

	Beginning Account Value (12/16/15)	Ending Account Value (5/31/16)	Expenses Paid During Period (12/16/15 – 5/31/16)		Annualized Expense Ratio

Actual*
Class I	$1,000.00	$960.00	$4.50	***	1.00%

*     The Fund had not commenced operations on December 1, 2015. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 168/366 (to reflect the period from commencement of operations on December 16, 2015 to May 31, 2016). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on December 16, 2015.

	Beginning Account Value (12/1/15)	Ending Account Value (5/31/16)	Expenses Paid During Period (12/1/15 – 5/31/16)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class I	$1,000.00	$1,020.00	$5.05	***	1.00%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on December 16, 2015.

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance

Focused Global Opportunities Fund

May 31, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value

Australia — 1.9%
Brambles, Ltd.	7,339	$68,013

		$68,013

Belgium — 3.6%
Anheuser-Busch Inbev SA/NV	1,002	$126,649

		$126,649

Denmark — 2.3%
Novo Nordisk A/S, Class B	1,435	$80,308

		$80,308

France — 5.9%
Legrand SA	1,827	$100,465
LVMH Moet Hennessy Louis Vuitton SE	652	104,380

		$204,845

Israel — 3.2%
Teva Pharmaceutical Industries, Ltd. ADR	2,125	$110,224

		$110,224

Japan — 9.4%
Keyence Corp.	188	$118,380
Mitsubishi Estate Co., Ltd.	1,645	31,509
Mitsubishi UFJ Financial Group, Inc.	22,404	110,687
Nippon Telegraph & Telephone Corp.	1,522	66,611

		$327,187

Netherlands — 3.3%
ASML Holding NV	1,151	$114,811

		$114,811

Spain — 1.7%
Industria de Diseno Textil SA	1,744	$58,920

		$58,920

Switzerland — 1.9%
Credit Suisse Group AG	4,791	$65,970

		$65,970

United Kingdom — 15.4%
Diageo PLC	4,488	$121,783

Security	Shares	Value

United Kingdom (continued)
Prudential PLC	5,637	$112,386
Shire PLC	2,177	134,504
St. James’s Place PLC	6,939	92,968
Worldpay Group PLC(1)(2)	18,907	75,722

		$537,363

United States — 51.1%
Allergan PLC(1)	340	$80,155
Alphabet, Inc., Class A(1)	224	167,742
C.H. Robinson Worldwide, Inc.	709	53,161
Celgene Corp.(1)	1,060	111,851
Eli Lilly & Co.	1,475	110,669
Estee Lauder Cos., Inc. (The), Class A	569	52,223
Facebook, Inc., Class A(1)	1,311	155,760
Lowe’s Cos., Inc.	2,024	162,183
Schlumberger, Ltd.	1,323	100,945
Synchrony Financial(1)	4,012	125,174
Time Warner, Inc.	1,219	92,230
Union Pacific Corp.	719	60,533
United Technologies Corp.	1,238	124,518
Verisk Analytics, Inc.(1)	1,110	88,123
Visa, Inc., Class A	1,848	145,881
Wells Fargo & Co.	2,913	147,747

		$1,778,895

Total Common Stocks (identified cost $3,511,110)		$3,473,185

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.51%(3)	$41	$40,831

Total Short-Term Investments (identified cost $40,831)		$40,831

Total Investments — 100.9% (identified cost $3,551,941)		$3,514,016

Other Assets, Less Liabilities — (0.9)%		$(32,703)

Net Assets — 100.0%		$3,481,313

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

7	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

May 31, 2016

Portfolio of Investments (Unaudited) — continued

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2016, the aggregate value of these securities is $75,722 or 2.2% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2016.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Information Technology	22.4%	$778,296
Financials	19.7	686,441
Health Care	18.0	627,711
Industrials	14.2	494,813
Consumer Discretionary	12.0	417,713
Consumer Staples	8.6	300,655
Energy	2.9	100,945
Telecommunication Services	1.9	66,611
Short-Term Investments	1.2	40,831

Total Investments	100.9%	$3,514,016

Abbreviations:

ADR	–	American Depositary Receipt

8	See Notes to Financial Statements.

Eaton Vance

Focused International Opportunities Fund

May 31, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 94.5%

Security	Shares	Value

Australia — 4.7%
Brambles, Ltd.	7,576	$70,210
Commonwealth Bank of Australia	1,572	87,757

		$157,967

Belgium — 3.8%
Anheuser-Busch Inbev SA/NV	1,010	$127,660

		$127,660

Denmark — 2.4%
Novo Nordisk A/S, Class B	1,430	$80,028

		$80,028

France — 7.6%
Legrand SA	2,186	$120,206
LVMH Moet Hennessy Louis Vuitton SE	837	133,997

		$254,203

Germany — 5.9%
Bayer AG	766	$72,951
Infineon Technologies AG	8,334	124,796

		$197,747

Hong Kong — 3.1%
AIA Group, Ltd.	17,925	$105,142

		$105,142

Ireland — 3.2%
Kerry Group PLC, Class A	1,183	$106,793

		$106,793

Israel — 2.9%
Teva Pharmaceutical Industries, Ltd. ADR	1,898	$98,449

		$98,449

Japan — 16.9%
Keyence Corp.	190	$119,640
Kubota Corp.	5,809	84,552
Mitsubishi Estate Co., Ltd.	2,010	38,500
Mitsubishi UFJ Financial Group, Inc.	27,720	136,951
Nidec Corp.	1,655	126,779
Nippon Telegraph & Telephone Corp.	1,421	62,190

		$568,612

Security	Shares	Value

Netherlands — 4.0%
ASML Holding NV	1,359	$135,558

		$135,558

Singapore — 1.5%
DBS Group Holdings, Ltd.	4,533	$51,009

		$51,009

Spain — 4.1%
Industria de Diseno Textil SA	4,033	$136,253

		$136,253

Switzerland — 5.1%
Credit Suisse Group AG	5,030	$69,260
Roche Holding AG PC	393	103,224

		$172,484

United Kingdom — 29.3%
Diageo PLC	5,112	$138,715
Prudential PLC	6,357	126,740
Reckitt Benckiser Group PLC	1,321	131,518
Royal Dutch Shell PLC, Class B	6,334	152,056
Shire PLC	2,354	145,440
St. James’s Place PLC	9,593	128,526
Vodafone Group PLC	28,328	94,608
Worldpay Group PLC(1)(2)	16,732	67,012

		$984,615

Total Common Stocks (identified cost $3,267,626)		$3,176,520

Exchange-Traded Funds — 3.0%

Security	Shares	Value

Equity Funds — 3.0%
iShares MSCI Japan ETF	8,484	$99,942

Total Exchange-Traded Funds (identified cost $99,314)		$99,942

9	See Notes to Financial Statements.

Eaton Vance

Focused International Opportunities Fund

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.51%(3)	$119	$118,706

Total Short-Term Investments (identified cost $118,706)		$118,706

Total Investments — 101.0% (identified cost $3,485,646)		$3,395,168

Other Assets, Less Liabilities — (1.0)%		$(31,931)

Net Assets — 100.0%		$3,363,237

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2016, the aggregate value of these securities is $67,012 or 2.0% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2016.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	22.1%	$743,885
Consumer Staples	15.0	504,686
Health Care	14.9	500,092
Information Technology	13.3	447,006
Industrials	12.0	401,747
Consumer Discretionary	8.0	270,250
Telecommunication Services	4.7	156,798
Energy	4.5	152,056
Exchange-Traded Funds	3.0	99,942
Short-Term Investments	3.5	118,706

Total Investments	101.0%	$3,395,168

Abbreviations:

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

10	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2016

Statements of Assets and Liabilities (Unaudited)

	May 31, 2016
Assets	Focused Global Opportunities Fund	Focused International Opportunities Fund
Unaffiliated investments, at value (identified cost, $3,511,110 and $3,366,940, respectively)	$3,473,185	$3,276,462
Affiliated investment, at value (identified cost, $40,831 and $118,706, respectively)	40,831	118,706
Dividends receivable	14,074	16,353
Interest receivable from affiliated investment	25	37
Receivable for investments sold	—	33,037
Tax reclaims receivable	936	2,545
Total assets	$3,529,051	$3,447,140

Liabilities
Due to custodian - foreign currency, at value (identified cost, $0 and $31,182, respectively)	$—	$31,182
Payable to affiliates:
Investment adviser and administration fee	2,466	2,261
Trustees’ fees	114	114
Other	6,403	10,870
Accrued expenses	38,755	39,476
Total liabilities	$47,738	$83,903
Net Assets	$3,481,313	$3,363,237

Sources of Net Assets
Paid-in capital	$3,520,000	$3,502,200
Accumulated net realized loss	(18,888)	(82,875)
Accumulated undistributed net investment income	18,087	34,351
Net unrealized depreciation	(37,886)	(90,439)
Total	$3,481,313	$3,363,237

Class I Shares
Net Assets	$3,481,313	$3,363,237
Shares Outstanding	352,030	350,236
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.89	$9.60

11	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2016

Statements of Operations (Unaudited)

	Period Ended May 31, 2016
Investment Income	Focused Global Opportunities Fund(1)	Focused International Opportunities Fund(2)
Dividends (net of foreign taxes, $1,725 and $3,489, respectively)	$32,190	$49,216
Interest allocated from affiliated investment	296	173
Expenses allocated from affiliated investment	(11)	(6)
Total investment income	$32,475	$49,383

Expenses
Investment adviser and administration fee	$12,116	$12,028
Trustees’ fees and expenses	458	458
Custodian fee	10,627	12,265
Transfer and dividend disbursing agent fees	189	148
Legal and accounting services	19,511	19,807
Printing and postage	1,905	1,905
Registration fees	12,494	12,494
Miscellaneous	2,528	2,141
Total expenses	$59,828	$61,246
Deduct —
Allocation of expenses to affiliates	$45,440	$46,214
Total expense reductions	$45,440	$46,214

Net expenses	$14,388	$15,032

Net investment income	$18,087	$34,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(19,371)	$(78,302)
Investment transactions allocated from affiliated investment	1	—
Foreign currency transactions	482	(4,573)
Net realized loss	$(18,888)	$(82,875)
Change in unrealized appreciation (depreciation) —
Investments	$(37,925)	$(90,478)
Foreign currency	39	39
Net change in unrealized appreciation (depreciation)	$(37,886)	$(90,439)

Net realized and unrealized loss	$(56,774)	$(173,314)

Net decrease in net assets from operations	$(38,687)	$(138,963)

(1)	For the period from the start of business, December 17, 2015, to May 31, 2016.

(2)	For the period from the start of business, December 16, 2015, to May 31, 2016.

12	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2016

Statements of Changes in Net Assets

	Period Ended May 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets	Focused Global Opportunities Fund(1)	Focused International Opportunities Fund(2)
From operations —
Net investment income	$18,087	$34,351
Net realized loss from investment and foreign currency transactions	(18,888)	(82,875)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(37,886)	(90,439)
Net decrease in net assets from operations	$(38,687)	$(138,963)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class I	$3,520,000	$3,502,200
Net increase in net assets from Fund share transactions	$3,520,000	$3,502,200

Net increase in net assets	$3,481,313	$3,363,237

Net Assets
At beginning of period	$—	$—
At end of period	$3,481,313	$3,363,237

Accumulated undistributed net investment income included in net assets
At end of period	$18,087	$34,351

(1)	For the period from the start of business, December 17, 2015, to May 31, 2016.

(2)	For the period from the start of business, December 16, 2015, to May 31, 2016.

13	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2016

Financial Highlights

	Focused Global Opportunities Fund — Class I
	Period Ended May 31, 2016 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.052
Net realized and unrealized loss	(0.162)

Total loss from operations	$(0.110)

Net asset value — End of period	$9.890

Total Return(3)	(1.10	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,481
Ratios (as a percentage of average daily net assets):
Expenses	0.95	%(5)(6)
Net investment income	1.19	%(6)
Portfolio Turnover	33	%(4)

(1)	For the period from the start of business, December 17, 2015, to May 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 3.00% of average daily net assets for the period from the start of business, December 17, 2015, to May 31, 2016). Absent this reimbursement, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2016

Financial Highlights — continued

	Focused International Opportunities Fund — Class I
	Period Ended May 31, 2016 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.098
Net realized and unrealized loss	(0.498)

Total loss from operations	$(0.400)

Net asset value — End of period	$9.600

Total Return(3)	(4.00	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,363
Ratios (as a percentage of average daily net assets):
Expenses	1.00	%(5)(6)
Net investment income	2.28	%(6)
Portfolio Turnover	24	%(4)

(1)	For the period from the start of business, December 16, 2015, to May 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 3.07% of average daily net assets for the period from the start of business, December 16, 2015, to May 31, 2016). Absent this reimbursement, total return would be lower.

(6)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Focused Global Opportunities Fund (Focused Global Opportunities Fund) and Eaton Vance Focused International Opportunities Fund (Focused International Opportunities Fund), (each individually referred to as the Fund, and collectively, the Funds) are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Focused Global Opportunities Fund commenced operations on December 17, 2015 and the Focused International Opportunities Fund commenced operations on December 16, 2015. The Funds’ investment objective is to seek long-term capital appreciation. Each Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Funds’ investment in Cash Reserves Fund reflects the Funds’ proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of May 31, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

16

Eaton Vance

Focused Opportunities Funds

May 31, 2016

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to May 31, 2016 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of each Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Aggregate cost	$3,551,941	$3,485,646

Gross unrealized appreciation	$110,428	$94,924
Gross unrealized depreciation	(148,353)	(185,402)

Net unrealized depreciation	$(37,925)	$(90,478)

17

Eaton Vance

Focused Opportunities Funds

May 31, 2016

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Rate
Daily Net Assets	Focused Global Opportunities Fund	Focused International Opportunities Fund

Up to $500 million	0.80%	0.80%

On net assets of $500 million and over, the annual fee is reduced. For the period ended May 31, 2016, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Investment Adviser and Administration Fee	$12,116	$12,028
Effective Annual Rate	0.80%	0.80%

Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to each Fund. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVMI have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.95% of the Focused Global Opportunities Fund’s average daily net assets and 1.00% of the Focused International Opportunities Fund’s average daily net assets for Class I. These agreements may be changed or terminated after March 31, 2017. Pursuant to these agreements, EVM and EVMI were allocated $45,440 and $46,214 in total of operating expenses of the Focused Global Opportunities Fund and the Focused International Opportunities Fund, respectively, for the period ended May 31, 2016.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, for the period ended May 31, 2016 were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

EVM’s Sub-Transfer Agent Fees	$7	$9

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended May 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

18

Eaton Vance

Focused Opportunities Funds

May 31, 2016

Notes to Financial Statements (Unaudited) — continued

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the period ended May 31, 2016 were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Purchases	$4,627,839	$4,209,883
Sales	$1,097,358	$764,641

5  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Focused Global Opportunities Fund
Class I	Period Ended May 31, 2016 (Unaudited)(1)

Sales	352,030

Net increase	352,030

(1)	For the period from the start of business, December 17, 2015, to May 31, 2016.

At May 31, 2016, EVM owned 99.4% of the outstanding shares of the Fund.

Focused International Opportunities Fund
Class I	Period Ended May 31, 2016 (Unaudited)(1)

Sales	350,236

Net increase	350,236

(1)	For the period from the start of business, December 16, 2015, to May 31, 2016.

At May 31, 2016, EVM owned 99.9% of the outstanding shares of the Fund.

6  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the period ended May 31, 2016.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the

19

Eaton Vance

Focused Opportunities Funds

May 31, 2016

Notes to Financial Statements (Unaudited) — continued

disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Focused Global Opportunities Fund
Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$395,200		$—	$395,200
Developed Europe	—	1,188,866		—	1,188,866
Developed Middle East	110,224	—		—	110,224
North America	1,778,895	—		—	1,778,895

Total Common Stocks	$1,889,119	$1,584,066	*	$—	$3,473,185

Short-Term Investments	$—	$40,831		$—	$40,831

Total Investments	$1,889,119	$1,624,897		$—	$3,514,016

Focused International Opportunities Fund
Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$882,730		$—	$882,730
Developed Europe	—	2,195,341		—	2,195,341
Developed Middle East	98,449	—		—	98,449

Total Common Stocks	$98,449	$3,078,071	*	$—	$3,176,520

Exchange-Traded Funds	$99,942	$—		$—	$99,942
Short-Term Investments	—	118,706		—	118,706

Total Investments	$198,391	$3,196,777		$—	$3,395,168

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

20

Eaton Vance

Focused Global Opportunities Fund

May 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each, a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management (the “Adviser”) or its affiliates (the “Eaton Vance Funds”) held on November 16, 2015, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Eaton Vance Focused Global Opportunities Fund (the “Fund”) with the Adviser and the sub-advisory agreement with Eaton Vance Management (International) Limited (the “Sub-adviser”), an affiliate of the Adviser. The Board reviewed information furnished for the November 16, 2015 meeting, as well as information previously furnished throughout the year at the meetings of the Board and its committees, including with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund;

•	Comparative information concerning fees charged by other advisers for managing funds similar to the Fund (“comparable funds”);

•	Pro forma profitability analyses with respect to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•	The procedures and processes to be used to determine the fair value of fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

•	Information about the Adviser’s and the Sub-adviser’s policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the expected portfolio turnover rates of the Fund;

Information about the Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the Adviser and Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and, if applicable, investment accounts;

•	The Code of Ethics of the Adviser and its affiliates, including the Sub-adviser, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including the Sub-adviser, (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator); and

•	The terms of the investment advisory agreement and sub-advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the investment advisory agreement and the sub-advisory agreement, including their fee structures, are in the interests of

21

Eaton Vance

Focused Global Opportunities Fund

May 31, 2016

Board of Trustees’ Contract Approval — continued

shareholders, and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-Adviser, as well as the coordination between the Adviser and the Sub-adviser on research and other investment matters. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s abilities and experience in implementing the Fund’s investment strategy. In particular, the Board considered the abilities and experience of the Sub-adviser’s personnel in investing in equity securities, including investing in both U.S. and foreign common stocks in the context of other Eaton Vance Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser and the Sub-Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services. The Board considered the development of the international investment capabilities of the Sub-adviser, which is based in London, and the potential benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

Because the Fund had not yet commenced operations when the investment advisory agreement and the sub-advisory agreement were approved, it had no performance record.

Management Fees and Expenses

The Board considered contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated total expense ratio for a one-year period, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also noted that the Adviser does not manage other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits projected to be realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

22

Eaton Vance

Focused Global Opportunities Fund

May 31, 2016

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

23

Eaton Vance

Focused International Opportunities Fund

May 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each, a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management (the “Adviser”) or its affiliates (the “Eaton Vance Funds”) held on November 16, 2015, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Eaton Vance Focused International Opportunities Fund (the “Fund”) with the Adviser and the sub-advisory agreement with Eaton Vance Management (International) Limited (the “Sub-adviser”), an affiliate of the Adviser. The Board reviewed information furnished for the November 16, 2015 meeting, as well as information previously furnished throughout the year at the meetings of the Board and its committees, including with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund;

•	Comparative information concerning fees charged by other advisers for managing funds similar to the Fund (“comparable funds”);

•	Pro forma profitability analyses with respect to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•	The procedures and processes to be used to determine the fair value of fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

•	Information about the Adviser’s and the Sub-adviser’s policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the expected portfolio turnover rates of the Fund;

Information about the Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the Adviser and Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and, if applicable, investment accounts;

•	The Code of Ethics of the Adviser and its affiliates, including the Sub-adviser, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including the Sub-adviser, (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator); and

•	The terms of the investment advisory agreement and sub-advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the investment advisory agreement and the sub-advisory agreement, including their fee structures, are in the interests of

24

Eaton Vance

Focused International Opportunities Fund

May 31, 2016

Board of Trustees’ Contract Approval — continued

shareholders, and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-Adviser, as well as the coordination between the Adviser and the Sub-adviser on research and other investment matters. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s abilities and experience in implementing the Fund’s investment strategy. In particular, the Board considered the abilities and experience of the Sub-adviser’s personnel in investing in equity securities, including investing in both U.S. and foreign common stocks in the context of other Eaton Vance Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser and the Sub-Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services. The Board considered the development of the international investment capabilities of the Sub-adviser, which is based in London, and the potential benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

Because the Fund had not yet commenced operations when the investment advisory agreement and the sub-advisory agreement were approved, it had no performance record.

Management Fees and Expenses

The Board considered contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated total expense ratio for a one-year period, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also noted that the Adviser does not manage other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits projected to be realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

25

Eaton Vance

Focused International Opportunities Fund

May 31, 2016

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

26

Eaton Vance

Focused Opportunities Funds

May 31, 2016

Officers and Trustees

Officers of Eaton Vance Focused Opportunities Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Focused Opportunities Funds

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22293    5.31.16

Eaton Vance

International Small-Cap Fund

Semiannual Report

May 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2016

Eaton Vance

International Small-Cap Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

International Small-Cap Fund

May 31, 2016

Performance1,2

Portfolio Manager Aidan M. Farrell, of Eaton Vance Management (International) Limited

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	12/16/2015	12/16/2015	—	—	—	2.83%
Class A with 5.75% Maximum Sales Charge	—	—	—	—	—	–3.08
Class I at NAV	12/16/2015	12/16/2015	—	—	—	2.94
MSCI World ex USA Small Cap Index	—	—	4.02%	–0.36%	4.09%	5.99%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.47%	1.22%
Net					1.40	1.15

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)[4]

FP Corp.	1.6%
Hoshizaki Electric Co., Ltd.	1.5
Regus PLC	1.5
Ipsen SA	1.4
Sakata Seed Corp.	1.4
CAE, Inc.	1.3
Trelleborg AB, Class B	1.3
Eiken Chemical Co., Ltd.	1.2
Indutrade AB	1.2
Nomura Co., Ltd.	1.2
Total	13.6%

Geographic Allocation (% of net assets)4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

International Small-Cap Fund

May 31, 2016

Endnotes and Additional Disclosures

[1]

MSCI World ex USA Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

International Small-Cap Fund

May 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 16, 2015 – May 31, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2015 – May 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (12/16/15)	Ending Account Value (5/31/16)	Expenses Paid During Period (12/16/15 – 5/31/16)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$1,028.30	$6.52	***	1.40%
Class I	$1,000.00	$1,029.40	$5.36	***	1.15%

*     The Fund had not commenced operations on December 1, 2015. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 168/366 (to reflect the period from commencement of operations on December 16, 2015 to May 31, 2016). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on December 16, 2015.

	Beginning Account Value (12/1/15)	Ending Account Value (5/31/16)	Expenses Paid During Period (12/1/15 – 5/31/16)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$7.06	***	1.40%
Class I	$1,000.00	$1,019.30	$5.81	***	1.15%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on December 16, 2015.

***	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

International Small-Cap Fund

May 31, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value

Australia — 5.0%
Ansell, Ltd.	6,107	$84,173
carsales.com, Ltd.	9,053	83,102
Challenger, Ltd.	6,095	42,047
IOOF Holdings, Ltd.	7,785	46,325
iSentia Group, Ltd.	29,474	84,238
Mirvac Group	36,933	51,834
Regis Resources, Ltd.	23,941	50,840
Super Retail Group, Ltd.	11,060	73,551

		$516,110

Austria — 0.8%
Mayr Melnhof Karton AG	723	$82,663

		$82,663

Belgium — 3.4%
Ackermans & van Haaren NV	727	$94,301
bpost SA	1,998	52,623
Melexis NV	1,836	111,058
Orange Belgium SA(1)	3,812	91,460

		$349,442

Bermuda — 0.8%
Hiscox, Ltd.	6,122	$87,131

		$87,131

Canada — 9.5%
Aecon Group, Inc.	5,364	$72,196
Allied Properties REIT	1,558	43,116
CAE, Inc.	11,099	138,722
Detour Gold Corp.(1)	3,383	66,842
Dominion Diamond Corp.	2,214	23,231
Encana Corp.	7,391	58,673
First Majestic Silver Corp.(1)	2,853	29,675
Gibson Energy, Inc.	6,625	77,599
Laurentian Bank of Canada	1,600	61,628
Linamar Corp.	1,013	42,363
Lundin Mining Corp.(1)	9,388	31,142
North West Co., Inc. (The)	2,728	62,139
OceanaGold Corp.	18,354	55,705
Quebecor, Inc., Class B	2,573	73,383
Sandvine Corp.	37,048	79,105
Seven Generations Energy, Ltd., Class A(1)	3,038	61,161

		$976,680

Security	Shares	Value

China — 1.3%
CITIC Telecom International Holdings, Ltd.	103,008	$42,431
Shui On Land, Ltd.	155,732	38,848
TAL Education Group ADR(1)	912	48,719

		$129,998

Denmark — 1.5%
GN Store Nord A/S	5,049	$103,204
Royal Unibrew A/S	1,052	48,601

		$151,805

Finland — 1.0%
Amer Sports Oyj	3,451	$102,878

		$102,878

France — 4.1%
Ipsen SA	2,321	$146,405
Metropole Television SA	5,191	95,309
Nexity SA	2,165	116,651
Rubis SCA	770	58,394

		$416,759

Germany — 3.7%
CTS Eventim AG & Co. KGaA	2,573	$88,758
Jenoptik AG	4,941	78,844
Salzgitter AG	2,035	64,993
SMA Solar Technology AG(1)	852	46,938
Software AG	2,726	105,891

		$385,424

Hong Kong — 1.2%
Hysan Development Co., Ltd.	20,761	$89,450
Johnson Electric Holdings, Ltd.	14,771	35,976

		$125,426

Ireland — 1.9%
Green REIT PLC	52,805	$85,317
Kingspan Group PLC	3,973	111,599

		$196,916

Italy — 4.4%
Banca Generali SpA	2,919	$76,495
Brembo SpA	1,942	112,066
FinecoBank Banca Fineco SpA	10,092	73,743

5	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Italy (continued)
MARR SpA	4,315	$85,397
Moncler SpA	6,293	105,041

		$452,742

Japan — 27.7%
77 Bank, Ltd. (The)	10,000	$35,040
Advance Residence Investment Corp.	26	65,683
Ariake Japan Co., Ltd.	1,700	100,071
Asahi Co., Ltd.	6,400	101,495
Asahi Intecc Co., Ltd.	2,200	110,562
Century Tokyo Leasing Corp.	2,800	96,745
COLOPL, Inc.	5,400	105,321
Daifuku Co., Ltd.	5,800	99,753
Daiichikosho Co., Ltd.	2,420	92,012
Eiken Chemical Co., Ltd.	6,700	127,928
FP Corp.	3,700	160,108
GMO Internet, Inc.	5,300	62,360
H.I.S. Co., Ltd.	2,000	54,282
Hoshizaki Electric Co., Ltd.	1,634	155,513
J-COM Holdings Co., Ltd.	4,000	87,897
MISUMI Group, Inc.	5,900	89,837
Morinaga & Co., Ltd.	8,000	40,662
Nishi-Nippon City Bank, Ltd. (The)	38,000	71,510
Nomura Co., Ltd.	8,200	122,695
OYO Corp.	7,500	79,749
Parco Co., Ltd.	7,500	62,429
Penta-Ocean Construction Co., Ltd.	17,900	90,926
Relia, Inc.	10,103	101,496
Sac’s Bar Holdings, Inc.	7,500	91,756
Sakata INX Corp.	7,100	82,839
Sakata Seed Corp.	6,000	142,000
San-In Godo Bank, Ltd. (The)	12,300	78,015
Shinmaywa Industries, Ltd.	16,000	112,554
Sun Frontier Fudousan Co., Ltd.	9,900	105,880
Tosei Corp.	16,900	122,658

		$2,849,776

Netherlands — 1.8%
Aalberts Industries NV	2,814	$99,352
Gemalto NV	1,475	90,125

		$189,477

New Zealand — 0.8%
Fletcher Building, Ltd.	13,744	$83,134

		$83,134

Security	Shares	Value

Singapore — 0.8%
Frasers Centrepoint Trust	28,300	$41,513
SIIC Environment Holdings, Ltd.(1)	82,900	40,936

		$82,449

Spain — 2.0%
Acciona SA	630	$47,899
Merlin Properties Socimi SA	7,811	85,936
Tecnicas Reunidas SA	2,438	76,583

		$210,418

Sweden — 4.1%
Avanza Bank Holding AB	1,044	$42,711
Boliden AB	2,352	41,651
Indutrade AB	6,312	126,605
Nobia AB	7,573	79,080
Trelleborg AB, Class B	6,905	129,059

		$419,106

Switzerland — 3.4%
Belimo Holding AG	30	$88,139
Bucher Industries AG	481	110,994
Temenos Group AG	1,087	60,353
Vontobel Holding AG	1,004	44,668
VZ Holding AG	150	47,819

		$351,973

United Kingdom — 18.9%
Aldermore Group PLC(1)	28,075	$87,901
Bellway PLC	2,672	105,657
Bodycote PLC	13,221	116,456
BTG PLC(1)	10,465	102,890
DS Smith PLC	19,693	110,903
Essentra PLC	9,551	114,908
Halma PLC	8,516	116,715
Hastings Group Holdings, Ltd.(2)	17,095	44,738
Hikma Pharmaceuticals PLC	3,056	101,630
Inchcape PLC	9,528	93,865
John Wood Group PLC	11,596	103,096
Melrose Industries PLC	4,429	24,635
OneSavings Bank PLC	16,516	79,276
Paysafe Group PLC(1)	10,933	65,167
Regus PLC	32,775	149,710
Shaftesbury PLC	6,012	79,658
Spirax-Sarco Engineering PLC	1,831	91,384

6	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Spire Healthcare Group PLC(2)	15,918	$80,851
St. James’s Place PLC	5,875	78,712
UNITE Group PLC (The)	10,280	97,582
WH Smith PLC	3,823	96,872

		$1,942,606

Total Common Stocks (identified cost $9,835,356)		$10,102,913

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.51%(3)	$181	$181,354

Total Short-Term Investments (identified cost $181,354)		$181,354

Total Investments — 99.9% (identified cost $10,016,710)		$10,284,267

Other Assets, Less Liabilities — 0.1%		$14,661

Net Assets — 100.0%		$10,298,928

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2016, the aggregate value of these securities is $125,589 or 1.2% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2016.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	22.2%	$2,287,870
Financials	21.5	2,212,931
Consumer Discretionary	14.8	1,519,516
Information Technology	10.6	1,089,217
Materials	9.7	998,634
Health Care	8.3	857,643
Consumer Staples	4.6	478,870
Energy	3.7	377,112
Utilities	1.4	147,229
Telecommunication Services	1.3	133,891
Short-Term Investments	1.8	181,354

Total Investments	99.9%	$10,284,267

Abbreviations:
ADR	–	American Depositary Receipt

7	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2016
Unaffiliated investments, at value (identified cost, $9,835,356)	$10,102,913
Affiliated investment, at value (identified cost, $181,354)	181,354
Foreign currency, at value (identified cost, $3,496)	3,482
Dividends receivable	29,210
Interest receivable from affiliated investment	129
Receivable for investments sold	132,881
Tax reclaims receivable	5,559
Total assets	$10,455,528

Liabilities
Payable for investments purchased	$92,575
Payable to affiliates:
Investment adviser and administration fee	7,743
Distribution and service fees	2
Trustees’ fees	173
Other	6,016
Accrued expenses	50,091
Total liabilities	$156,600
Net Assets	$10,298,928

Sources of Net Assets
Paid-in capital	$10,003,699
Accumulated net realized loss	(143,883)
Accumulated undistributed net investment income	171,370
Net unrealized appreciation	267,742
Total	$10,298,928

Class A Shares
Net Assets	$10,287
Shares Outstanding	1,000
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$10.28
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.91

Class I Shares
Net Assets	$10,288,641
Shares Outstanding	999,365
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.30

On sales of $50,000 or more, the offering price of Class A shares is reduced.

8	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2016

Statement of Operations (Unaudited)

Investment Income	Period Ended May 31, 2016(1)
Dividends (net of foreign taxes, $12,918)	$225,931
Interest allocated from affiliated investment	566
Expenses allocated from affiliated investment	(20)
Total investment income	$226,477

Expenses
Investment adviser and administration fee	$40,240
Distribution and service fees
Class A	11
Trustees’ fees and expenses	695
Custodian fee	19,360
Transfer and dividend disbursing agent fees	305
Legal and accounting services	20,492
Printing and postage	1,613
Registration fees	22,842
Miscellaneous	3,241
Total expenses	$108,799
Deduct —
Allocation of expenses to affiliate	$57,391
Total expense reductions	$57,391

Net expenses	$51,408

Net investment income	$175,069

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(132,739)
Investment transactions allocated from affiliated investment	1
Foreign currency transactions	(11,145)
Net realized loss	$(143,883)
Change in unrealized appreciation (depreciation) —
Investments	$267,557
Foreign currency	185
Net change in unrealized appreciation (depreciation)	$267,742

Net realized and unrealized gain	$123,859

Net increase in net assets from operations	$298,928

(1)	For the period from the start of business, December 16, 2015, to May 31, 2016.

9	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2016

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended May 31, 2016 (Unaudited)(1)
From operations —
Net investment income	$175,069
Net realized loss from investment and foreign currency transactions	(143,883)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	267,742
Net increase in net assets from operations	$298,928
Distributions to shareholders —
From net investment income
Class A	$(3)
Class I	(3,696)
Total distributions to shareholders	$(3,699)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,000
Class I	9,990,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3
Class I	3,696
Net increase in net assets from Fund share transactions	$10,003,699

Net increase in net assets	$10,298,928

Net Assets
At beginning of period	$—
At end of period	$10,298,928

Accumulated undistributed net investment income included in net assets
At end of period	$171,370

(1)	For the period from the start of business, December 16, 2015, to May 31, 2016.

10	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2016

Financial Highlights

	Class A
	Period Ended May 31, 2016 (Unaudited) (1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.164
Net realized and unrealized gain	0.119

Total income from operations	$0.283

Less Distributions
From net investment income	$(0.003)

Total distributions	$(0.003)

Net asset value — End of period	$10.280

Total Return(3)	2.83	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratios (as a percentage of average daily net assets):
Expenses	1.40	%(5)(6)
Net investment income	3.66	%(6)
Portfolio Turnover	38	%(4)

(1)	For the period from the start of business, December 16, 2015, to May 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 1.28% of average daily net assets for the period from the start of business, December 16, 2015, to May 31, 2016). Absent this reimbursement, total return would be lower.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2016

Financial Highlights — continued

	Class I
	Period Ended May 31, 2016 (Unaudited) (1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.175
Net realized and unrealized gain	0.129

Total income from operations	$0.304

Less Distributions
From net investment income	$(0.004)

Total distributions	$(0.004)

Net asset value — End of period	$10.300

Total Return(3)	2.94	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,289
Ratios (as a percentage of average daily net assets):
Expenses	1.15	%(5)(6)
Net investment income	3.92	%(6)
Portfolio Turnover	38	%(4)

(1)	For the period from the start of business, December 16, 2015, to May 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 1.28% of average daily net assets for the period from the start of business, December 16, 2015, to May 31, 2016). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance International Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on December 16, 2015. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of May 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

13

Eaton Vance

International Small-Cap Fund

May 31, 2016

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to May 31, 2016 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,016,710

Gross unrealized appreciation	$682,214
Gross unrealized depreciation	(414,657)

Net unrealized appreciation	$267,557

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period ended May 31, 2016, the investment adviser and administration fee amounted to $40,240 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

14

Eaton Vance

International Small-Cap Fund

May 31, 2016

Notes to Financial Statements (Unaudited) — continued

EVM and EVMI have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively, through March 31, 2017. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and EVMI were allocated $57,391 in total of the Fund’s operating expenses for the period ended May 31, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended May 31, 2016, EVM earned $17 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the period ended May 31, 2016. EVD received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended May 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended May 31, 2016 amounted to $11 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the period ended May 31, 2016, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $13,628,443 and $3,660,348, respectively, for the period ended May 31, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended May 31, 2016 (Unaudited)(1)

Sales	1,000
Issued to shareholders electing to receive payments of distributions in Fund shares	0	(2)

Net increase	1,000

15

Eaton Vance

International Small-Cap Fund

May 31, 2016

Notes to Financial Statements (Unaudited) — continued

Class I	Period Ended May 31, 2016 (Unaudited)(1)

Sales	999,000
Issued to shareholders electing to receive payments of distributions in Fund shares	365

Net increase	999,365

(1)	For the period from the start of business, December 16, 2015, to May 31, 2016.

(2)	Represents less than 0.5 shares.

At May 31, 2016, EVM owned 100.0% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended May 31, 2016.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

Eaton Vance

International Small-Cap Fund

May 31, 2016

Notes to Financial Statements (Unaudited) — continued

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$48,719	$3,738,174		$—	$3,786,893
Developed Europe	—	5,339,340		—	5,339,340
North America	976,680	—		—	976,680

Total Common Stocks	$1,025,399	$9,077,514	*	$—	$10,102,913

Short-Term Investments	$—	$181,354		$—	$181,354

Total Investments	$1,025,399	$9,258,868		$—	$10,284,267

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

17

Eaton Vance

International Small-Cap Fund

May 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each, a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management (the “Adviser”) or its affiliates (the “Eaton Vance Funds”) held on November 16, 2015, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Eaton Vance International Small-Cap Fund (the “Fund”) with the Adviser and the sub-advisory agreement with Eaton Vance Management (International) Limited (the “Sub-adviser”), an affiliate of the Adviser. The Board reviewed information furnished for the November 16, 2015 meeting, as well as information previously furnished throughout the year at the meetings of the Board and its committees, including with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund;

•	Comparative information concerning fees charged by other advisers for managing funds similar to the Fund (“comparable funds”);

•	Pro forma profitability analyses with respect to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•	The procedures and processes to be used to determine the fair value of fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

•	Information about the Adviser’s and the Sub-adviser’s policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the expected portfolio turnover rates of the Fund;

Information about the Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the Adviser and Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and, if applicable, investment accounts;

•	The Code of Ethics of the Adviser and its affiliates, including the Sub-adviser, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including the Sub-adviser, (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator); and

•	The terms of the investment advisory agreement and sub-advisory agreement of the Fund.

18

Eaton Vance

International Small-Cap Fund

May 31, 2016

Board of Trustees’ Contract Approval — continued

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the investment advisory agreement and the sub-advisory agreement, including their fee structures, are in the interests of shareholders, and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-Adviser, as well as the coordination between the Adviser and the Sub-adviser on research and other investment matters. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s abilities and experience in implementing the Fund’s investment strategy. In particular, the Board considered the abilities and experience of the Sub-adviser’s personnel in investing in equity securities, including investing in both U.S. and foreign common stocks in the context of other Eaton Vance Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser and the Sub-Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services. The Board considered the development of the international investment capabilities of the Sub-adviser, which is based in London, and the potential benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

Because the Fund had not yet commenced operations when the investment advisory agreement and the sub-advisory agreement were approved, it had no performance record.

Management Fees and Expenses

The Board considered contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated total expense ratio for a one-year period, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also noted that the Adviser does not manage other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits projected to be realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates, including the Sub-adviser, in connection with their

19

Eaton Vance

International Small-Cap Fund

May 31, 2016

Board of Trustees’ Contract Approval — continued

relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

20

Eaton Vance

International Small-Cap Fund

May 31, 2016

Officers and Trustees

Officers of Eaton Vance International Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance International Small-Cap Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22294    5.31.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and
3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 18, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 18, 2016